SCHEDULE OF MATURITY OF FINANCE LEASE LIABILITY (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
2023	$ 55,427
2024	55,427
2025	55,427
2026	50,808
Imputed interest	(64,519)
Total lease liability	152,570
Current portion	29,020
Non-current portion	$ 123,550